Statutory and other information - Shares and share options (Details) € in Millions, shares in Millions, Options in Millions	12 Months Ended
	Mar. 31, 2026 EUR (€) Options shares	Mar. 31, 2025 EUR (€) Options shares	Mar. 31, 2024 EUR (€) Options shares	Mar. 31, 2023 Options
Disclosure of transactions between related parties [line items]
Number of outstanding share options	15.9	16.2	16.6	18.7
Number of options exercised	0.3	0.4	1.4
Increase in number of shares through exercise of share options and shares granted in share-based payment arrangements | shares	0.5	1.0	1.4
Directors
Disclosure of transactions between related parties [line items]
Share based compensation | €	€ 2.3	€ 2.2	€ 3.1